13002005

NASDAQ
THE NASDAQ OMX GROUP

Received SEC

MAY 16 2013

Washington, DC 20549

001-32845

William Slattery
Vice President
Listing Qualifications

By Electronic Mail

May 16, 2013

CGINAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 15, 2013 The Nasdaq Stock Market (the "Exchange") received from GENERAL FINANCE CORPORATION (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

9.00% Series C Cumulative Redeemable Perpetual
Preferred Stock, par value $0.0001 per share

We further certify that the security described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery